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                                  LETTERHEAD OF
                            JEFFERSON PILOT FINANCIAL







VIA EDGAR

May 3, 2007


Securities and Exchange Commission
100 F Street, N. E.
Washington, D. C. 20549

Re: Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B Lincoln Life & Annuity Company of New York
     Post-Effective Amendment No. 18 on Form N-6 to Registration Statement on Form S-6 (File No. 33-77496)


Dear Commissioners:

Pursuant to Rule 497 (j) of the Securities Act of 1933, I hereby certify that:

(1) the form of the prospectus that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 18 on Form N-6 to Registration Statement on Form S-6
     ("Post-Effective Amendment No. 18"); and

(2)  Post-Effective Amendment No. 18 was filed electronically on April 26, 2007.


If you have any questions, please call me at (603) 226-5105. Thank you.


                                        Sincerely,


                                        /s/ Frederick C. Tedeschi

                                        Frederick C. Tedeschi
                                        Vice President and Associate
                                            General Counsel